BORROWINGS - Schedule of Composition of Borrowings (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total	$ 170,901,205	$ 320,918,859
Non-current borrowings	70,221,168	239,856,931
Current borrowings	100,680,037	81,061,928
In Foreign Currency
Disclosure of detailed information about borrowings [line items]
Total	156,365,535	242,499,385
In Local Currency
Disclosure of detailed information about borrowings [line items]
Total	$ 14,535,670	$ 78,419,474